DERIVATIVE FINANCIAL INSTRUMENTS (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Derivative financial instrument according to type of hedge[ Abstract]
Termination fee					$ 600
Completed securities trade	$ 13,000
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		$ 1,973	$ 2,251	$ 1,238
Liability Derivatives		1,073	975	619
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 222,740	$ 187,092	$ 126,271
Average Maturity		3 years 6 months	4 years 4 months 24 days	3 years 8 months 12 days
Fair Value		$ 795	$ 1,276	$ 619
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		1,868	2,251
Liability Derivatives		1,073	975
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 36,580	$ 26,658	$ 20,581
Average Maturity		1 month 6 days	1 month 6 days	1 month 6 days
Fair Value		$ 769	$ 646	$ 550
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 74,750	$ 61,954	$ 46,320
Average Maturity		1 month 6 days	1 month 6 days	1 month 6 days
Fair Value		$ 26	$ 630	$ 69
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 3,119	$ 3,119	$ 2,098
Average Maturity		3 years 9 months 18 days	4 years 6 months	5 years 8 months 12 days
Fair Value		$ 277	$ 238	$ 122
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount		$ 3,119	$ 3,119	$ 2,098
Average Maturity		3 years 9 months 18 days	4 years 6 months	5 years 8 months 12 days
Fair Value		$ (277)	$ (238)	$ (122)
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 46,121	$ 27,587
Average Maturity			8 years 7 months 6 days	8 years
Fair Value			$ 249	$ (497)
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount			$ 46,121	$ 27,587
Average Maturity			8 years 7 months 6 days	8 years
Fair Value			$ (249)	$ 497
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		769	646	550
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		26	630	69
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		277	238	122
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		0	0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			493	0
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			244	497
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		0	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		0	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		0	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives		$ 277	238	122
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			244	497
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			$ 493	$ 0